Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 15 Fair Value Measurements

The following tables present fair value information as of September 30, 2025, and December 31, 2024, the date of the Business Combination. The Company’s financial liabilities that were accounted for at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

September 30, 2025	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Exchange Note	$1,028,158	$—	$—	$1,028,158
Equity line of credit	$42,394	$—	$—	$42,394
Quantum Convertible Note, related party	$3,828,125	$—	$—	$3,828,125
September 2024 Convertible Note	$2,043,760	$—	$—	$2,043,760
Common stock issuance obligation	$31,227	$31,227	$—	$—
March 2025 Convertible Note	$81,747	$—	$—	$81,747
May 2025 Convertible Note	$325,887	$—	$—	$325,887

December 31, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Exchange Note	$1,499,000	$—	$—	$1,499,000
Equity line of credit	$80,000	$—	$—	$80,000
Quantum Convertible Note, related party	$3,248,000	$—	$—	$3,248,000
September 2024 Convertible Note	$2,094,000	$—	$—	$2,094,000
Common stock issuance obligation	$69,621	$69,621	$—	$—

Measurement

Quantum Convertible Note

The Company established the initial fair value for the Quantum Convertible Note as of June 25, 2024, which was the date the Quantum Convertible Note was funded. As of September 30, 2025 and December 31, 2024, the fair value was remeasured. As such, the Company used the Monte Carlo model (“MCM”) that fair values the debt. The MCM was used to value the Quantum Convertible Note for the initial periods and subsequent measurement periods. The initial value in excess of proceeds on June 25, 2024, was recognized in the statement of operations under loss on issuance of financial instruments. The change in fair value between December 31, 2024, and September 30, 2025, was recognized in the statement of operations under change in fair value of financial instruments.

The Quantum Convertible Note was classified within Level 3 of the fair value hierarchy at September 30, 2025 and December 31, 2024, due to the use of unobservable inputs. The key inputs into the MCM model for the Quantum Convertible Note were as follows at September 30, 2025, and at December 31, 2024:

	September 30, 2025	December 31, 2024
Risk-free interest rate	4.11%	4.20%
Expected term (years)	0.08	1.50
Volatility	70.61%	138.00%
Stock price	$0.61	$1.36
Debt discount rate*	-%	9.30%

*	These assumptions are not used for valuation of Quantum Convertible Note as of September 30, 2025.

Exchange Note

The Company established the initial fair value for the Exchange Note as of June 24, 2024, the date the Business combination closed. As of September 30, 2025 and December 31, 2024, the fair value was remeasured. The Company uses the MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the Exchange Note for the initial periods and subsequent measurement periods up to December 31, 2024. For September 30, 2025, the Company has determined the fair value under a default scenario, wherein the expected payout is primarily based on the assumption that settlement will occur on the contractual maturity date. The change in fair value between December 31, 2024 and September 30, 2025, was recognized in the statement of operations under change in fair value of financial instruments.

The Exchange Note was classified within Level 3 of the fair value hierarchy at September 30, 2025 and December 31, 2024, due to the use of unobservable inputs. The key inputs into the valuation models for the Exchange Note were as follows at September 30, 2025, and December 31, 2024:

	September 30, 2025	December 31, 2024
Risk-free interest rate	4.11%	4.08%
Expected term (years)	0.08	0.98
Volatility	70.61%	156.00%
Stock price	$0.61	$1.36
Debt discount rate*	-%	42.50%

*	These assumptions are not used for valuation of Exchange Note as of September 30, 2025.

ELOC/Purchase Agreement

The Company established the initial fair value for the ELOC Agreement as of June 24, 2024, the date the Business combination closed. As of September 30, 2025 and December 31, 2024, the fair value was remeasured. As such, the Company used the MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the ELOC Agreement for the initial periods and subsequent measurement periods. The change in fair value between December 31, 2024 and September 30, 2025, was recognized in the condensed consolidated statement of operations under change in fair value of financial instruments.

The ELOC Agreement was classified within Level 3 of the fair value hierarchy at September 30, 2025 and December 31, 2024, due to the use of unobservable inputs. The key inputs into the MCM model for the ELOC Agreement were as follows at September 30, 2025 and at December 31, 2024:

	September 30, 2025	December 31, 2024
Risk-free interest rate	3.56%	4.26%
Expected term (years)	1.75	2.51
Volatility	112.06%	124.00%
Stock price	$0.61	$1.36

September 2024 Convertible Note

The Company established the initial fair value for the September 2024 Convertible Note as of September 30, 2024, which was the date the note was funded. As of September 30, 2025, and December 31, 2024, the fair value was remeasured. For December 31, 2024, the Company used a probability-weighted scenario model that accounts for three scenarios, (a) repayment in accordance with terms of the note through maturity, (b) the occurrence of a change in control, and (c) the occurrence of event of default. Under the repayment at maturity scenario, the Company considers the potential settlement value of the September 2024 Convertible Note based on the defined repayment schedule. On each repayment date, the analysis considers whether the holder would exercise its conversion option in relation to the principal to be repaid, in the event that the value obtained upon conversion would exceed the value of the cash payable per the repayment schedule. Under a default scenario, the Company estimates that the lender would recover approximately 44% of the principal outstanding. Due to the arm’s-length nature of the transaction, the note is calibrated at issuance using a discount percentage, such that the value of the note is equal to the proceeds received from the investor, and the additional instruments issued (warrants and shares of common stock) were considered equity sweeteners). For September 30, 2025, the Company has determined the fair value under a default scenario, wherein the expected payout is primarily based on the assumption that settlement will occur on the contractual maturity date.

The change in fair value between December 31, 2024 and September 30, 2025, was recognized in the condensed consolidated statements of operations under change in fair value of financial instruments.

The September 2024 Convertible Note was classified within Level 3 of the fair value hierarchy at September 30, 2025 and December 31, 2024, due to the use of unobservable inputs. The key inputs into the valuation models for the September 2024 Convertible Note were as follows at September 30, 2025, and December 31, 2024:

	September 30, 2025	December 31, 2024
Risk-free interest rate	4.11%	4.27%
Expected term (years)	0.08	4.75
Volatility	70.61%	113.00%
Stock price	$0.61	$1.36
Market discount rate*	-%	15.60%

*	These assumptions are not used for valuation of September 2024 Convertible Note as of September 30, 2025.

Common Stock Issuance Obligation

The Company established the initial fair value for the common stock issuance obligation to certain employees of the historical iDoc entity as of June 24, 2024, the date the Business Combination closed (See discussion in Note 2, Restatement of Previously Issued Financial Statements). As of September 30, 2025, and December 31, 2024, the fair value was remeasured. As the obligation is to issue shares of the Company’s common stock, the Company estimated the fair value of the obligation based on the shares of common stock expected to be issued and the closing price of the Company’s common stock on the date of the fair value measurement. As the key inputs into this fair value estimate are observable, the Company classified the common stock issuance obligation within Level 1 of the fair value hierarchy as of September 30, 2025, and December 31, 2024. The change in fair value between December 31, 2024, and September 30, 2025, was recognized as compensation expense within cost of revenues in the condensed consolidated statement of operations.

March 2025 Convertible Note

The Company established the initial fair value for the March 2025 Convertible Note as of March 20, 2025, which was the date the March 2025 Convertible was funded. As of September 30, 2025, the fair value was remeasured. As such, the Company used the Monte Carlo model (“MCM”) that fair values the debt. The MCM was used to value the March 2025 Convertible Note for the initial periods and subsequent measurement periods. The change in fair value between March 20, 2025 and September 30, 2025, was recognized in the condensed consolidated statement of operations under change in fair value of financial instruments.

The March 2025 Convertible Note was classified within Level 3 of the fair value hierarchy as of March 20, 2025 and September 30, 2025, due to the use of unobservable inputs. The key inputs into the MCM model for the March 2025 Convertible Note were as follows at September 30, 2025 and at March 20, 2025:

	September 30, 2025	March 20, 2025
Risk-free interest rate	4.11%	4.06%
Expected term (years)	0.08	0.72
Volatility	70.61%	115.61%
Stock price	$0.61	$1.20

May 2025 Convertible Note

The Company established the initial fair value for the May 2025 Convertible Note as of May 30, 2025, which was the date the May 2025 Convertible was funded. As of September 30, 2025, the fair value was remeasured. As such, the Company used the Monte Carlo model (“MCM”) that fair values the debt. The MCM was used to value the May 2025 Convertible Note for the initial periods and subsequent measurement periods.

The May 2025 Convertible Note was classified within Level 3 of the fair value hierarchy as of May 30, 2025 and September 30, 2025, due to the use of unobservable inputs. The key inputs into the MCM model for the March 2025 Convertible Note were as follows at September 30, 2025 and at May 30, 2025:

	September 30, 2025	May 30, 2025
Risk-free interest rate	4.11%	4.27%
Expected term (years)	0.09	0.34
Volatility	70.61%	102.79%
Stock price	$0.62	$1.24

Level 3 Changes in Fair Value

The change in the fair value of the Level 3 financial liabilities for the period from December 31, 2024, through September 30, 2025, is summarized as follows:

Level 3 Changes in Fair Value of Derivatives for the period from December 31, 2024, through September 30, 2025:

	Quantum			September	March 2025	May 2025
	Convertible Note	Exchange Note	ELOC	Convertible Note	Convertible Note	Convertible Note	Total
Fair value as of December 31, 2024	$3,248,000	$1,499,000	$80,000	$2,094,000	$—	$—	$6,921,000
Initial fair value at issuance	—	—	—	—	238,020	342,996	581,016
Conversion	(550)	(450,000)	—	—	—	—	(450,550)
Additions to principal	380,000	—	—	—	—	62,500	442,500
(Gain) Loss on change in fair value	200,675	(20,842)	(37,606)	(50,240)	(156,273)	(79,609)	(143,895)
Fair value as of September 30, 2025	$3,828,125	$1,028,158	$42,394	$2,043,760	$81,747	$325,887	$7,350,071

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers to or from the various levels for the nine months ended September 30, 2025, and December 31,2024.

Note 16 Fair Value Measurements

The following tables present fair value information as of December 31, 2024 and June 24, 2024, the date of the Business Combination. The Company did not have any fair value instruments as of December 31, 2023. The Company’s financial liabilities that were accounted for at fair value on a recurring basis and the Company’s determination of the fair value hierarchy of such instruments are as follows:

December 31, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Exchange Note	$1,499,000	$—	$—	$1,499,000
Equity line of credit	$80,000	$—	$—	$80,000
Quantum Convertible Note, related party	$3,248,000	$—	$—	$3,248,000
September 2024 Convertible Note	$2,094,000	$—	$—	$2,094,000
Common stock issuance obligation	$69,621	$69,621	$—	$—

June 24, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Exchange Note	$6,155,925	$—	$—	$6,155,925
Equity line of credit	$694,512	$—	$—	$694,512
Extension Note - Bifurcated Derivative	$33,000	$—	$—	$33,000
Additional Bridge Notes	$466,646	$—	$—	$466,646
Common stock issuance obligation	$619,935	$619,935	$—	$—

Measurement

Quantum Convertible Note

The Company recorded the initial fair value for the Quantum Convertible Note as of June 25, 2024, which was the date the Quantum Convertible Note was funded. As of December 31, 2024, the fair value was remeasured. The Company used the Monte Carlo model (“MCM”) to estimate the fair value for the initial issuance and subsequent measurement periods. The initial value in excess of proceeds on June 25, 2024, was recognized in the statement of operations under loss on issuance of financial instruments. The change in fair value between initial measurement and December 31, 2024, was recognized in the consolidated statement of operations under change in fair value of financial instruments.

The Quantum Convertible Note was classified within Level 3 of the fair value hierarchy at the initial measurement date and as of December 31, 2024, due to the use of unobservable inputs. The key inputs into the MCM model for the Quantum Convertible Note were as follows at December 31, 2024 and June 25, 2024:

	December 31, 2024	June 25, 2024
Risk-free interest rate	4.20%	5.10%
Expected term (years)	1.50	1.00
Volatility	138.00%	125.00%
Stock price	$1.36	$8.00
Debt discount rate	9.30%	37.35%

Extension Note - Bifurcated Derivative

The Company established the initial fair value for the Extension Note Bifurcated Derivative as of June 24, 2024, the date the Business combination closed. The Extension Note and the Extension Note Bifurcated Derivative were settled on June 30, 2024. The Company used a Discounted Cash Flow model (“DCF”) that fair values the early termination/repayment features of the debt. The DCF was used to value the Extension Note Bifurcated Derivative for the initial measurement.

The Extension Note Bifurcated Derivative was classified within Level 3 of the fair value hierarchy at the initial measurement date, due to the use of unobservable inputs. The key inputs into the DCF model for the Extension Note Bifurcated Derivative were as follows at June 24, 2024:

June 24, 2024
CCC bond rates	14.36%
Expected term (years)	<0.1

Additional Bridge Notes

The Company established the initial fair value for the Additional Bridge Notes as of June 24, 2024, the date the Business Combination closed. The Company used the MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the Additional Bridge Note for the initial periods as well as just prior to the conversion transactions during the year ended December 31, 2024, which occurred on August 2, 2024 and November 26, 2024, respectively. The change in fair value between initial measurement and the final conversion and settlement of the Additional Bridge Notes was recognized in the consolidated statement of operations under change in fair value of financial instruments.

The Additional Bridge Notes were classified within Level 3 of the fair value hierarchy at September 30, 2024 and June 24, 2024 due to the use of unobservable inputs. The key inputs into the MCM model for the Additional Bridge Notes were as follows at November 26, 2024. August 2, 2024, and June 24, 2024:

	November 26, 2024	August 2, 2024	June 24, 2024
Risk-free interest rate	4.33%	4.35%	5.42%
Expected term (years)	0.66	0.98	0.91
Volatility	173.00%	103.00%	110.00%
Stock price	$2.03	$4.25	$12.11
Debt discount rate	36.40%	40.60%	41.12%

Exchange Note

The Company established the initial fair value for the Exchange Note as of June 24, 2024, the date the Business Combination closed. As of December 31, 2024, the fair value was remeasured. The Company used the MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the Exchange Note for the initial periods and subsequent measurement periods. The change in fair value between initial measurement and December 31, 2024, was recognized in the consolidated statement of operations under change in fair value of financial instruments.

In addition, the Company estimated the fair value of the Exchange Note just prior to the conversion transactions during the year ended December 31, 2024, which occurred on August 8, 2024 and November 26, 2024, respectively. The Exchange Note was valued just prior to these conversions utilizing the key inputs described below.

The Exchange Note was classified within Level 3 of the fair value hierarchy at the initial measurement date and as of December 31, 2024 due to the use of unobservable inputs. The key inputs into the MCM model for the Exchange Note were as follows at December 31, 2024, November 26, 2024, August 8, 2024 and June 24, 2024, respectively:

	December 31, 2024	November 26, 2024	August 8, 2024	June 24, 2024
Risk-free interest rate	4.08%	4.27%	4.33%	4.98%
Expected term (years)	0.98	1.08	1.38	1.48
Volatility	156.00%	148.00%	114.24%	110.20%
Stock price	$1.36	$2.03	$3.11	$12.11
Debt discount rate	42.50%	42.00%	47.71%	48.79%

Equity Line of Credit

The Company established the initial fair value for the ELOC as of June 24, 2024, the date the Business Combination closed. As of December 31, 2024, the fair value was remeasured. The Company used the MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the ELOC for the initial periods and subsequent measurement periods. The change in fair value between initial measurement and December 31, 2024, was recognized in the consolidated statement of operations under change in fair value of financial instruments.

The ELOC was classified within Level 3 of the fair value hierarchy at the initial measurement date and as of December 31, 2024 due to the use of unobservable inputs. The key inputs into the MCM model for the ELOC were as follows at December 31, 2024 and June 24, 2024:

	December 31, 2024	June 24, 2024
Risk-free interest rate	4.26%	4.46%
Expected term (years)	2.51	3.00
Volatility	124.00%	105.80%
Stock price	$1.36	$12.11

ELOC Commitment Fee Note

The Company recorded the initial fair value for the ELOC Commitment Fee Note as of July 2, 2024, which was the date of issuance. On December 12, 2024, the ELOC Commitment Fee Note was settled by conversion to common stock. The Black-Sholes method was used to estimate the fair value of the conversion right and combined with the present value of the principal value of the ELOC Commitment Fee Note for the issuance date and just prior to its conversion. The change in fair value between initial measurement and December 31, 2024 was recognized in the consolidated statement of operations under change in fair value of financial instruments.

The ELOC Commitment Fee Note was classified within Level 3 of the fair value hierarchy at the initial measurement date and the conversion date of December 12, 2024, due to the use of unobservable inputs. The key inputs into the Black-Sholes model and the present value of the principal amount for the ELOC Commitment Fee were as follows at December 31, 2024 and July 2, 2024:

	December 12, 2024	July 2, 2024
Risk-free interest rate	—%	5.50%
Expected term (years)	—	0.22
Volatility	—%	88.00%
Stock price	$1.59	$10.50
Principal discount factor	—	0.99

September 2024 Convertible Note

The Company established the initial fair value for the September 2024 Convertible Note as of September 30, 2024, which was the date the note was funded. As of December 31, 2024 the fair value was remeasured. The Company used a probability-weighted scenario model that accounts for three scenarios, (a) repayment in accordance with terms of the note through maturity, (b) the occurrence of a change in control, and (c) the occurrence of event of default. Under the repayment at maturity scenario, the Company considers the potential settlement value of the September 2024 Convertible Note based on the defined repayment schedule. On each repayment date, the analysis considers whether the holder would exercise its conversion option in relation to the principal to be repaid, in the event that the value obtained upon conversion would exceed the value of the cash payable per the repayment schedule. Under a default scenario, the Company estimates that the lender would recover approximately 44% of the principal outstanding. Due to the arm’s-length nature of the transaction, the note is calibrated at issuance using a discount percentage, such that the value of the note is equal to the proceeds received from the investor, and the additional instruments issued (warrants and shares of common stock) were considered equity sweeteners). This valuation model was used to value the September 2024 Convertible Note for the issuance date as of December 31, 2024. The change in fair value between initial measurement and December 31, 2024 was recognized in the consolidated statement of operations under in change in fair value of financial instruments.

The September 2024 Convertible Note was classified within Level 3 of the fair value hierarchy at the initial measurement date and as of December 31, 2024, due to the use of unobservable inputs. The key inputs into the valuation model for the September 2024 Convertible Note were as follows at December 31, 2024 and September 30, 2024:

	December 31, 2024	September 30, 2024
Risk-free interest rate	4.27%	3.75%
Expected term (years)	4.75	1.50
Volatility	113.00%	114.00%
Stock price	$1.36	$1.49
Note calibration discount	15.60%	18.80%

Common Stock Issuance Obligation

The Company established the initial fair value for the common stock issuance obligation to certain employees of the historical iDoc entity as of June 24, 2024, the date the Business Combination closed (see further discussion in Note 2, Restatement of Previously Issued Financial Statements). As of December 31, 2024 the fair value was remeasured. As the obligation is to issue shares of the Company’s common stock, the Company estimated the fair value of the obligation based on the shares of common stock expected to be issued and the closing price of the Company’s common stock on the date of the fair value measurement. As the key inputs into this fair value estimate are observable, the Company classified the common stock issuance obligation within Level 1 of the fair value hierarchy at the initial measurement date and as of December 31, 2024. The change in fair value between initial measurement and December 31, 2024 was recognized as compensation expense within cost of revenue in the consolidated statement of operations.

Level 3 Changes in Fair Value

The change in the fair value of the Level 3 financial liabilities for the period from June 24, 2024, through December 31, 2024 is summarized as follows:

Level 3 Changes in Fair Value of Derivatives for the Period from June 24, 2024, through December 31, 2024:

	Extension Note - Bifurcated Derivative	Exchange Note	Quantum Convertible Note	Additional Bridge Notes	ELOC	ELOC Commitment Fee Note	September 2024 Convertible Note	Total
Fair value as of December 31, 2023	$—	$—	$—	$—	$—	$—	$—	$—
Fair value as of June 24, 2024	33,000	6,155,925	—	466,646	694,512	—	—	7,350,083
Initial fair value at issuance	—	—	4,618,234	—	—	595,000	2,000,000	7,213,234
Settlement of Extension Note	(33,000)	—	—	—	—	—	—	(33,000)
Repayment on Notes	—	(61,429)	—	(52,680)	—	—	(38,889)	(152,998)
(Gain) Loss due to extiguishment of debt	—	—	—	—	—	(5,000)	—	(5,000)
Shares issued upon conversions of portion of notes	—	(1,067,740)	—	(140,417)	—	(79,500)	—	(1,287,657)
(Gain) Loss on change in fair value	—	(3,527,756)	(1,370,234)	(273,549)	(614,512)	(510,500)	132,889	(6,163,662)
Fair value as of December 31, 2024	$—	$1,499,000	$3,248,000	$—	$80,000	$—	$2,094,000	$6,921,000

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers to or from the various levels for the year ended December 31, 2024.